As filed with the Securities and Exchange Commission on August 10, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-09088)

Empiric Funds, Inc.
(Exact name of registrant as specified in charter)

6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX  78730
(Address of principal executive offices) (Zip code)

Mark A. Coffelt
6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX  78730
(Name and address of agent for service)

800-880-0324
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2010

Date of reporting period:  06/30/2010

Item 1. Schedule of Investments.

Empiric Core Equity Fund
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.78%
Consumer Discretionary - 29.15%
Apparel Retail - 11.91%
Aeropostale, Inc. *	106,050	$3,037,272
Guess? Inc.	24,000	749,760
TJX Companies, Inc. (a)	35,700	1,497,615
		5,284,647
Apparel, Accessories & Luxury Goods - 1.60%
True Religion Apparel, Inc. * (a)	32,111	708,690

Cable & Satellite - 0.94%
Dish Network Corp. (a)	23,000	417,450

Education Services - 7.85%
Apollo Group Inc. *	9,000	382,230
Career Education Corp. * (a)	21,000	483,420
Corinthian Colleges Inc. * (a)	130,600	1,286,410
DeVry, Inc.	11,000	577,390
Lincoln Educational Services Co. *	36,692	755,488
		3,484,938

Movies & Entertainment - 1.45%
Ascent Media Corp. * (a)	25,411	641,882

Publishing - 3.36%
McClatchy Co. * (a)	410,000	1,492,400

Restaurants - 1.70%
DineEquity, Inc. *	27,000	753,840

Special Consumer Services - 0.34%
Jackson Hewitt Tax Service Inc. *	135,700	153,341
Total Consumer Discretionary (Cost $13,912,072)		12,937,188

Consumer Staples - 3.35%
Packaged Foods & Meats - 3.35%
American Italian Pasta Co. *	24,000	1,268,880
Reddy Ice Holdings, Inc. *	45,500	146,965
John B. Sanfilippo & Son * (a)	5,000	72,350
		1,488,195
Total Consumer Staples (Cost $947,244)		1,488,195

Energy - 2.67%
Oil & Gas Drilling - 2.51%
Atwood Oceanics, Inc. *	23,000	586,960
Noble Corp. ^	17,000	525,470
		1,112,430
Oil & Gas Equipment & Services - 0.16%
Bolt Technology Corp. * (a)	8,349	73,054
Total Energy (Cost $1,120,270)		1,185,484

Financials - 12.80%
Consumer Finance - 7.29%
Ezcorp, Inc. *	60,000	$1,113,000
First Cash Financial Services, Inc. *	32,300	704,140
World Acceptance Corp. * (a)	37,000	1,417,470
		3,234,610
Diversified Banks - 0.01%
Banco Macro Bansud SA - ADR ^	100	2,945

Life & Health Insurance - 3.89%
Aflac, Inc. (a)	17,750	757,393
American Equity Investment Life Holding Co. (a)	94,000	970,080
		1,727,473

Specialized Finance - 1.61%
Life Partners Holdings, Inc.	35,000	716,100
Total Financials (Cost $3,450,683)		5,681,128

Health Care - 18.07%
Health Care Distributors - 0.71%
PSS World Medical Inc. *	15,000	317,250

Health Care Equipment - 2.05%
Invacare Corp. (a)	8,600	178,364
Kinetic Concepts, Inc. *	20,000	730,200
		908,564
Health Care Facilities - 0.95%
AmSurg Corp. *	23,633	421,140

Health Care Services - 5.57%
Amedisys, Inc. * (a)	35,000	1,538,950
Continucare Corp. *	65,000	217,750
LHC Group, Inc. *	25,858	717,560
		2,474,260
Health Care Supplies - 0.39%
Immucor, Inc. *	9,000	171,450

Health Care Technology - 0.35%
Transcend Services, Inc. *	11,387	153,725

Managed Health Care - 1.20%
Centene Corp. *	24,813	533,479

Pharmaceuticals - 6.85%
Endo Pharmaceuticals Holdings, Inc. *	64,000	1,396,480
Forest Laboratories, Inc. *	60,000	1,645,800
		3,042,280
Total Health Care (Cost $7,654,672)		8,022,148

Industrials - 11.47%
Aerospace & Defense - 1.12%
L-3 Communications Holdings, Inc. (a)	7,000	495,880

Airlines - 1.36%
US Airways Corp. *	70,000	602,700

Construction & Farm Machinery - 3.21%
Bucyrus International, Inc.	17,000	$806,650
Wabash National Corp. *	87,000	618,570
		1,425,220
Marine - 0.25%
International Shipholding Corp. (a)	2,357	52,160
Paragon Shipping, Inc. ^	16,897	60,491
		112,651
Diversified Supply Services - 0.24%
ATC Technology Corp. *	6,550	105,586

Research & Consulting Services - 3.28%
CBIZ, Inc. *	35,856	228,044
FTI Consulting, Inc. *	22,000	958,980
VSE Corp.	8,517	271,011
		1,458,035
Trucking - 2.01%
Quality Distribution, Inc. *	172,000	889,240
Total Industrials (Cost $5,631,929)		5,089,312

Technology - 12.39%
Computer Storage - 1.67%
Synaptics, Inc. *	27,000	742,500

Data Processing & Outsourced Services - 5.26%
Computer Sciences Corp.	9,000	407,250
Global Payments, Inc.	52,700	1,925,658
		2,332,908
Internet Software & Services - 0.93%
Sohu.com, Inc. *	10,000	410,900

IT Consulting & Other Services - 1.35%
International Business Machines Corp. (a)	2,000	246,960
SRA International Inc. *	18,000	354,060
		601,020
Semiconductors - 2.37%
Kopin Corp.*	250,000	847,500
Micrel Inc.	20,126	204,883
		1,052,383
Systems Software - 0.81%
Symantec Corp. *	26,000	360,880
Total Technology (Cost $6,097,410)		5,500,591

Telecommunications - 3.76%
Alternative Carriers - 1.39%
Neutral Tandem, Inc. * (a)	55,000	618,750

Integrated Telecommunication Services - 2.37%
Qwest Communications International, Inc.	200,000	1,050,000
Total Telecommunications (Cost $2,226,597)		1,668,750

Utilities - 1.12%
Gas Utilities - 1.12%
China Natural Gas, Inc. *	60,000	499,200
Total Utilities (Cost $820,950)		499,200
TOTAL COMMON STOCKS (Cost $41,861,827)		42,071,996

PARTNERSHIPS - 1.74%
Buckeye GP Holdings LP	20,000	$774,800
TOTAL PARTNERSHIPS (Cost $735,565)		774,800

TRUSTS - 1.63%
Mesabi Trust	41,514	721,928
TOTAL TRUSTS (Cost $701,458)		721,928

	Contracts (100 shares per contract)	Value
PURCHASED OPTIONS - 0.03%
Call Options - 0.03%
Cinemark Holdings, Inc.
Expiration: September 2010, Exercise Price: $20.00	79	593
General Moly, Inc.
Expiration: December 2010, Exercise Price: $5.00	500	10,000
Guess? Inc.
Expiration: December 2010, Exercise Price: $45.00	42	2,415
TOTAL PURCHASED OPTIONS (Cost $54,481)		13,008

	Shares	Value
SHORT TERM INVESTMENTS - 3.58%
Money Market Fund - 3.58%
AIM Liquid Assets - Institutional Class, 0.19% (b)	588,997	$588,997
Dreyfus General Money Market Fund - Class A, 0.03% (a) (b)	1	1
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.20% (b)	1,000,000	1,000,000
TOTAL SHORT TERM INVESTMENTS (Cost $1,588,998)		1,588,998
Total Investments (Cost $44,942,329) - 101.76%		45,170,730
Liabilities in Excess of Other Assets - (1.76)%		(782,569)
TOTAL NET ASSETS - 100.00%		$44,388,161

Footnotes
Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	Non Income Producing
^	Foreign Issued Security
(a)	All or a portion of the security has been committed as collateral for written option contracts.
(b)	The rate listed is the fund's 7-day yield as of June 30, 2010.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows**:

	Cost of investments	$44,946,758
	Gross unrealized appreciation	5,085,734
	Gross unrealized depreciation	(4,861,762)
	Net unrealized appreciation	$223,972

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to
Financial Statements section in the Fund’s most recent semi-annual or annual report.

Empiric Core Equity Fund
Schedule of Options Written
June 30, 2010 (Unaudited)

	Contracts (100 shares per contract)	Value
PUT OPTIONS
Abbott Laboratories
Expiration: August 2010, Exercise Price: $46.00	200	$30,000
Abbott Laboratories
Expiration: August 2010, Exercise Price: $47.00	190	37,430
Amedisys, Inc.
Expiration: July 2010, Exercise Price: $45.00	180	33,300
Best Buy Co., Inc.
Expiration: September 2010, Exercise Price: $39.00	240	139,200
Big Lots Inc.
Expiration: July 2010, Exercise Price: $35.00	500	151,250
Career Education Corp.
Expiration: October 2010, Exercise Price: $25.00	245	98,000
Comcast Corp.
Expiration: October 2010, Exercise Price: $17.00	520	69,680
Corn Products International Inc.
Expiration: October 2010, Exercise Price: $30.00	30	6,780
Gap Inc.
Expiration: July 2010, Exercise Price: $21.00	400	60,000
Gap Inc.
Expiration: September 2010, Exercise Price: $21.00	420	98,700
Global Payments Inc.
Expiration: August 2010, Exercise Price: $40.00	170	66,300
Gymboree
Expiration: August 2010, Exercise Price: $40.00	220	36,300
Henry Schein Inc.
Expiration: July 2010, Exercise Price: $55.00	160	12,800
Hospira Inc.
Expiration: August 2010, Exercise Price: $50.00	180	9,450
Invacare Corp.
Expiration: September 2010, Exercise Price: $22.50	410	102,500
Estee Lauder Companies Inc.
Expiration: October 2010, Exercise Price: $55.00	170	67,320
Lexmark International Inc.
Expiration: July 2010, Exercise Price: $34.00	3	555
Lexmark International Inc.
Expiration: October 2010, Exercise Price: $36.00	250	117,500
PSS World Medical Inc.
Expiration: August 2010, Exercise Price: $22.50	400	71,000
QLogic Corp.
Expiration: July 2010, Exercise Price: $17.50	510	54,825
Roper Industries Inc.
Expiration: August 2010, Exercise Price: $55.00	160	38,400
Timberland Company
Expiration: August 2010, Exercise Price: $17.50	520	111,800
TOTAL OPTIONS WRITTEN (Premiums received $1,389,505)		$1,413,090

Derivatives – The Advisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as “futures”), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts to hedge the portfolio from interest rate risk.  The Advisor uses derivative instruments (“derivatives”) to hedge against anticipated declines in market value of portfolio securities, increases or decreases in the market value of securities it intends to purchase or sell, and to protect against exposure to interest rate changes.  The Advisor may also use derivatives to enhance total return or invest in eligible asset classes with greater efficiency and lower cost than is believes to be possible through direct investment.  The use of derivatives for hedging purposes involves certain risks and may result in a loss if charges in the value of derivatives move in a direction different than anticipated, rendering the hedging strategy unsuccessful.

The Fund adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial positions.  Tabular disclosure regarding derivative fair value and gain/loss by contract typed (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earning.

The locations on the statement of assets and liabilities of the Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815, is as follows:

Values of Derivative Instruments as of June 30, 2010:
	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815
	Location	Fair Value	Location	Fair Value

Equity Contracts
Purchased Options	Investments, at value	$13,008	N/A	$—
Written options	N/A	—	Options written, at value	1,413,090
Total		$13,008		$1,413,090

Fair Value Measurements
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
•
Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participant’s would use to price the asset or liability based on the best available information.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  The following is a summary of the inputs used to value the Fund's securities as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$12,937,188	$—	$—	$12,937,188
Consumer Staples	1,488,195	—	—	1,488,195
Energy	1,185,484	—	—	1,185,484
Financials	5,681,128	—	—	5,681,128
Health Care	8,022,148	—	—	8,022,148
Industrials	5,089,312	—	—	5,089,312
Technology	5,500,591	—	—	5,500,591
Telecommunications	1,668,750	—	—	1,668,750
Utilities	499,200	—	—	499,200
Total Equity	42,071,996	—	—	42,071,996

Partnerships	774,800	—	—	774,800

Trusts	721,928	—	—	721,928

Purchased Options
Call Options	13,008	—	—	13,008
Total Purchased Options	13,008			13,008

Short-Term Investments	1,588,997	—	—	1,588,997

Total Investments in Securities	45,170,729	—	—	45,170,729

Other Financial Instruments*	1,413,090	—	—	1,413,090

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts, and written options.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Empiric Funds, Inc.

By (Signature and Title)    /s/Mark A. Coffelt
Mark A. Coffelt, President

Date    7/21/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/Mark A. Coffelt
Mark A. Coffelt,
Chief Executive Officer and Chief Financial Officer

Date    7/21/2010